Company Information - Tax audit on payroll tax (Details) € in Millions, $ in Millions					12 Months Ended
	Nov. 26, 2021 USD ($)	Jun. 09, 2021 EUR (€)	Mar. 09, 2021 EUR (€)	Feb. 11, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Aug. 31, 2021 EUR (€)	Jan. 06, 2021 EUR (€)	Jan. 06, 2021 USD ($)
Company Information
Cash pledged as security					€ 1.7
Indemnification amount received					€ 2.0
Amount of offsetting against VAT credit receivables		€ 1.3
Provision related to tax audit for the years ended 2013, 2014 and 2015 | Guarantee given to the tax authorities
Company Information
Cash pledged as security						€ 1.6
Provision related to tax audit for the years ended 2013, 2014 and 2015 | Tax audit for payroll taxes
Company Information
Proposed payroll tax adjustment				€ 1.9
Indemnification amount received			€ 2.0
Total amount paid to French tax authorities		1.8
Net amount paid by bank transfer		€ 0.5
Provision related to tax audit for the years ended december 2016 and 2017 | Guarantee given to the tax authorities
Company Information
Cash pledged as security | $								$ 1.0
Provision related to tax audit for the years ended december 2016 and 2017 | Tax audit for payroll taxes
Company Information
Claim for total amount | $	$ 1.2
Crdit Agricole bank | Provision related to tax audit for the years ended 2013, 2014 and 2015 | Guarantee given to the tax authorities
Company Information
Amount of Release of Term Account Pledge						€ 1.0
Crdit Agricole bank | Tax disputes with French tax authorities
Company Information
Cash pledged as security							€ 1.7